Derivative Instruments - Credit Risk and Credit-Risk-Related Contingent Feature (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Derivative asset	$ 48,186	$ 4,464
Fair value of derivative assets	48,186	4,464
Derivative liability	13,848	12,968
Derivatives designated as hedging instruments: | Interest rate swaps
Derivative [Line Items]
Fair value of derivative assets	$ 6,046	$ 0